Prospectus 2 [Member] Average Annual Total Returns - Prospectus 2	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.95%	8.95%	8.95%
ICE BofA U.S. Treasury Bill Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	9.67%	9.67%	9.67%
Bloomberg U.S. MBS Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.32%	10.32%	10.32%
CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	6.23%	5.80%	4.62%
CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.65%	2.85%	2.38%
CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.66%	3.11%	2.55%